RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Narratives (Details) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of lease liabilities and right-of-use assets recognized [line items]
Aggregate carrying value of land use right certificates	¥ 56,881,000
Aggregate carrying value of land use right certificates not obtained	1,182,379,000	¥ 1,201,115,000
Guangzhou Railway Group [member]
Disclosure of lease liabilities and right-of-use assets recognized [line items]
Right-of-use assets and lease liabilities recognized	¥ 202,008,000